Note 19 - Leasing Arrangements	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
NOTE
19
– LEASING ARRANGEMENTS

The Corporation leases various branch facilities under operating leases. Rent expense wa
s
$158,000,
$11
1,000,
and
$107,000
for the years
2018,
2017
 and
2016,
respectively.

The following is a schedule of future minimum rental payments required under the facility leases as of
December 31, 2018:

Year ending	Amount
December 31	(in thousands)
2019	$139
2020	140
2021	141
2022	144
2023	152
Total	$716